Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Valuation allowance for deferred tax assets	$ (1,157,000)	$ (336,050)
Change in valuation allowance for deferred tax assets	820,950	336,050
Net operating loss carryforward, federal	3,260,000	848,050
Net operating loss carryforward, state	$ 2,765,000	$ 737,445
Net operating loss carryforward, expiration	Dec. 31, 2029	Dec. 31, 2029